Selling, general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Selling, general and administrative expenses
Personnel-related expenses	€ (133,710)	€ (50,910)	€ (41,601)
Rental and other facility-related expenses	(2,197)	(932)	(1,786)
IT expenses	(6,636)	(4,567)	(2,733)
IPO preparation and transaction costs	(6,984)	(5,206)
Other	(7,624)	(4,812)	(5,918)
Total selling, general and administrative expense	(157,151)	(66,427)	€ (52,038)
IPO related share-based compensation expenses	€ 71,900
Expense from share-based payment transactions with employees		€ 100